Equity - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 22, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Ordinary shares, shares outstanding		48,378,026	47,808,453
Treasury stock, shares		5,410,773	5,410,773
Options to purchase, shares outstanding		476,129	776,579
Exercise price of options awarded		Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.
Equity remuneration plans		Vest as to 50% after two years from the date of grant, 75% after three years and 100% after four years and generally expire in connection with the termination of a grantee's employment or services.
Compensation cost charged against income		$ 9,876,000	$ 6,356,000	$ 3,816,000
Dividend yield assumed		$ 0.00
Weighted average grant date fair value of employee options		$ 9.35	$ 7.22	$ 4.89
Total intrinsic value		$ 8,700,000	$ 11,000,000	$ 9,900,000
Dividend yield		0.00%	0.00%	0.00%
Expected life		4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility		30.30%	28.40%	29.70%
Risk free interest rate		1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options		$ 200,000
Compensation cost, recognition period		4 years
Total unrecognized compensation cost related to non-vested non-employee options		$ 30,000
Orbotech Ltd. [Member]
Class of Stock [Line Items]
Treasury stock, shares		1,993,918
Subsidiaries [Member]
Class of Stock [Line Items]
Treasury stock, shares		3,416,855
2000 Plan [Member]
Class of Stock [Line Items]
Expiration date		Jun. 04, 2015
Options to purchase, shares outstanding		469,074
Options to purchase, shares outstanding, vested		377,767
Ordinary shares available for future equity awards		0
2010 Plan [Member]
Class of Stock [Line Items]
Ordinary shares available for future equity awards		125,831
Termination date		Jul. 14, 2020
Ordinary Shares subject to awards		250,000
2015 Plan [Member]
Class of Stock [Line Items]
Expiration date	Jun. 21, 2025
Options to purchase, shares outstanding		18,417
Options to purchase, shares outstanding, vested		0
Ordinary shares available for future equity awards		3,026,340
Ordinary shares, shares outstanding		9.50%
RSUs [Member]
Class of Stock [Line Items]
RSU, outstanding		943,091	883,759
Restricted shares awarded		366,266
Weighted average grant date fair value of employee options			$ 27.45	$ 18.59
RSUs vested		252,675	179,070	151,792
Total intrinsic value of employee RSUs		$ 12,400,000	$ 5,100,000	$ 2,800,000
Total unrecognized compensation cost related to non-vested employee RSUs		$ 20,200,000
Weighted average grant date fair value of employee restricted shares awarded		$ 45.60
RSUs [Member] | 2010 Plan [Member]
Class of Stock [Line Items]
RSU, outstanding		53,333
RSUs [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
RSU, outstanding		902,092
Restricted Stock [Member]
Class of Stock [Line Items]
Total fair value of employee restricted shares vested				34,000
Restricted Stock [Member] | 2010 Plan [Member]
Class of Stock [Line Items]
Restricted shares awarded		0
Restricted Stock [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
Restricted shares awarded		0
Equity Awards [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding, vested		547,456
Ordinary shares available for future equity awards		3,152,171
Ordinary shares outstanding		1,612,605
Compensation cost charged against income		$ 9,900,000	$ 6,400,000	$ 3,800,000
Maximum [Member]
Class of Stock [Line Items]
Expiration period of options		10 years
Aggregate intrinsic value		$ 50.24
Tax on dividend received		25.00%
Maximum [Member] | 2015 Plan [Member]
Class of Stock [Line Items]
Ordinary Shares, held by the company		1,375,000
Maximum amount of Ordinary Shares available for issuance		641,000
Minimum [Member]
Class of Stock [Line Items]
Expiration period of options		7 years
Tax on dividend received		10.00%
Non Employee [Member]
Class of Stock [Line Items]
Options to purchase, shares outstanding		11,362	31,551
Weighted average grant date fair value of employee options				$ 7.34
Total intrinsic value		$ 468,700	$ 218,100	$ 168,300
Non Employee [Member] | RSUs [Member]
Class of Stock [Line Items]
RSU, outstanding		12,334	16,682
Restricted shares awarded		1,250
Total intrinsic value		$ 280,300
RSUs vested		5,598	3,042	2,802
Dividend yield				0.00%
Expected life				7 years
Expected volatility				37.20%
Risk free interest rate				1.50%
Weighted average grant date fair value of employee restricted shares awarded		$ 52.69	$ 29.43	$ 18.42